Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Gross Amount and Accumulated Impairment Loss of Goodwill

The gross amount and accumulated impairment loss of goodwill at December 31, 2011 and 2010 is as follows:

	2011
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,369	253,740	$357,723
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,369	251,515	$355,498

	2010
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,188	218,822	$322,624
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,188	216,597	$320,399

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill at December 31, 2011 and 2010 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	Consolidated
Balance as of December 31, 2009	$70,614	34,181	61,101	$165,896
TMS purchase price allocation	—	—	155,496	155,496
Currency translation adjustments	—	(993)	—	(993)

Balance as of December 31, 2010	70,614	33,188	216,597	320,399
TermNet purchase price allocation	—	—	28,918	28,918
Infonox additional purchase consideration	—	—	6,000	6,000
Currency translation adjustments	—	181	—	181

Balance as of December 31, 2011	$70,614	33,369	251,515	$355,498